Other investments (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule of Other Investments

	Investments designated as measured at FVTOCI £m	Investments measured at FVTPL £m	2021 £m	Investments designated as measured at FVTOCI £m	Investments measured at FVTPL £m	2020 £m
At 1 January	2,939	121	3,060	1,781	56	1,837

Additions	125	52	177	409	3,205	3,614

Net fair value movements through Other comprehensive income	(897)	–	(897)	1,318	–	1,318

Net fair value movements through profit or loss	–	37	37	–	(438)	(438)

Disposals and settlements	(240)	(11)	(251)	(569)	(2,702)	(3,271)
At 31 December	1,927	199	2,126	2,939	121	3,060